Capital structure and financing - C.5. Net debt, table 2 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in liabilities arising from financing activities [abstract]
Additions, liabilities arising form financing activities	$ (43)	$ 192	$ 1
Interest accretion, liabilities arising form financing activities	11	7
Transfers, liabilities arising form financing activities	(9)	9
Other non-cash movements, liabilities arising form financing activities	(19)	(101)
Changes In Net Debt [Abstract]
Net debt	3,164	3,250
Additions/acquisitions, net debt	44	220
Cash flows, net debt	676	(209)
Scope changes, net debt	260
Foreign exchange movements, net debt	(72)	28
Transfers (to)/from assets held for sale, net debt	(4)	(42)
Net debt	4,051	3,164	3,250
Bond and bank debt and financing
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning of period	3,420	3,606
Cash flows, liabilities arising form financing activities	621	(177)
Acquisition of subsidiaries, joint ventures and associates, net of cash acquired		3
Scope changes, liabilities arising form financing activities	267
Interest accretion, liabilities arising form financing activities	11	8
Foreign exchange movements, liabilities arising form financing activities	(84)	34
Transfers (to)/from assets held for sale, liabilities arising form financing activities	9	(49)
Transfers, liabilities arising form financing activities	3	10
Other non-cash movements, liabilities arising form financing activities	(19)	(14)
Liabilities arising from financing activities, end of period	4,227	3,420	3,606
Finance lease liabilities
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning of period	365	295
Cash flows, liabilities arising form financing activities	(17)	(22)
Additions, liabilities arising form financing activities	44
Acquisition of subsidiaries, joint ventures and associates, net of cash acquired		195
Interest accretion, liabilities arising form financing activities		(1)
Foreign exchange movements, liabilities arising form financing activities	(21)	(2)
Transfers (to)/from assets held for sale, liabilities arising form financing activities	(8)	(13)
Transfers, liabilities arising form financing activities	(11)	0
Other non-cash movements, liabilities arising form financing activities		(86)
Liabilities arising from financing activities, end of period	353	365	295
Cash and cash equivalents
Assets For Calculation Of Net Debt [Abstract]
Assets, beginning of period	619	646
Cash flows, assets	(72)	10
Additions/acquisitions, assets		(22)
Scope Changes, assets	7
Foreign exchange movements, assets	(33)	4
Transfers (to)/from assets held for sale. assets	6	(19)
Assets, end of period	528	619	646
Other
Assets For Calculation Of Net Debt [Abstract]
Assets, beginning of period	2	4
Cash flows, assets		(1)
Foreign exchange movements, assets		0
Transfers (to)/from assets held for sale. assets		(2)
Assets, end of period	$ 2	$ 2	$ 4